Basis of Presentation and Summary of Significant Accounting Policies, Inventories (Details) - USD ($) $ in Millions	Sep. 28, 2024	Sep. 30, 2023
Inventories [Abstract]
Finished goods	$ 835	$ 786
Raw materials	534	519
Inventory, total	$ 1,369	$ 1,305